DISCONTINUED OPERATIONS	12 Months Ended
Feb. 29, 2012
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

3.                                      DISCONTINUED OPERATIONS

In October 2010, the Group exited its operations in Qianjing School and Jianli School in order to focus its operation in Wuhan Jianghan School. Accordingly, the operating results of Qianjiang School and Jianli School are presented in the Consolidated Statements of Operations as discontinued operations, net of tax, for all periods presented. A $128,522 impairment loss for the goodwill and a $53,122 impairment loss for the intangible assets of the two schools were recorded in operating results of discontinued operations in the year ended February 28, 2011 (see Note 10).

By the fiscal year ended February 28, 2011, the liquidation process of the two schools has been finished and there were no remaining assets or liabilities associated with discontinued operations in the accompanying consolidated balance sheet as of February 28, 2011. The gain or loss from the liquidation process of the two schools was immaterial. Summarized operating results as discontinued operations in accompanying consolidated statements of operations were as follows for the years ended February 28, 2010, February 28, 2011 and February 29, 2012:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2010	2011	2012

Net revenues	$304,976	$169,304	$—
Pre-tax profit/ (loss)	$55,212	$(415,786)	$—
(Provision)/benefits for income taxes	$(13,890)	$81,391	$—
Net income/ (loss)	$41,322	$(334,395)	$—